Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accruals for compensation and benefits including social security	$ 531	$ 550
Accruals for deductions from revenue	396	394	$ 386	$ 264
Deferred income	73	78
Taxes other than income taxes	59	71
Restructuring provisions	0	29
Accrued expenses for goods and services received but not invoiced	65	86
Accruals for royalties	11	11
Provisions for litigation and other legal matters	4	6
Accrued equity-based payments	11	13
Accrued interest on financial debts	32	32
Other payables	46	69
Total provisions and other current liabilities	$ 1,228	$ 1,339